Restatement of Financial Statements (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
ASSETS
Total Current Assets		$ 18,240,121	$ 4,494,402
Goodwill		4,725,689	4,603,953
TOTAL ASSETS		26,216,930	13,906,863
Current Liabilities
Accounts payable and accrued expenses		12,701,715	5,375,420
Total Current Liabilities		35,694,976	14,125,228
TOTAL LIABILITIES		39,532,699	17,985,080
Stockholders' Deficit
Additional paid-in capital		13,409,328	1,079,179
Accumulated deficit		(26,725,708)	(5,157,871)
Total Stockholders' Deficit		(13,315,769)	(4,078,217)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		$ 26,216,930	13,906,863
As Filed [Member]
ASSETS
Total Current Assets			4,494,402
Goodwill	[1]		4,976,016
TOTAL ASSETS			14,278,926
Current Liabilities
Accounts payable and accrued expenses	[2]		2,465,220
Total Current Liabilities			11,215,028
TOTAL LIABILITIES			15,074,880
Stockholders' Deficit
Additional paid-in capital	[1]		1,271,721
Accumulated deficit	[2]		(2,068,150)
Non-controlling Interest	[1]
Total Stockholders' Deficit			(795,954)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT			14,278,926
Adjustments [Member]
ASSETS
Total Current Assets
Goodwill			(372,063)
TOTAL ASSETS			(372,063)
Current Liabilities
Accounts payable and accrued expenses			2,910,200
Total Current Liabilities			2,910,200
TOTAL LIABILITIES			2,910,200
Stockholders' Deficit
Additional paid-in capital			(192,542)
Accumulated deficit			(2,910,200)
Non-controlling Interest			(179,521)
Total Stockholders' Deficit			(3,282,263)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT			(372,063)
As Restated [Member]
ASSETS
Total Current Assets			4,494,402
Goodwill			4,603,953
TOTAL ASSETS			13,906,863
Current Liabilities
Accounts payable and accrued expenses			5,375,420
Total Current Liabilities			14,125,228
TOTAL LIABILITIES			17,985,080
Stockholders' Deficit
Additional paid-in capital			1,079,179
Accumulated deficit			(5,157,871)
Total Stockholders' Deficit			(4,078,217)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT			$ 13,906,863

[1]	The Company adjusted the fair value of ownership interests in Holdco that were transferred to seller and the value of liabilities assumed in the April 5, 2019 acquisition (see Note 10) resulting in a $372,063 reduction in Goodwill; a $192,542 reduction in Additional Paid in Capital, and $179,521 reduction in liabilities assumed, which was recognized as a general and administrative expense.
[2]	The Company determined that it should accrue a liability for potential 2019 sales taxes that might be payable to the states in which it operates as a result of the Wayfair decision (See Note 2 - Sales Tax Liability). Accordingly, the Company accrued a liability of $2,910,200, representing a potential liability for sales taxes and penalties of $2,808,000 and interest expense of $102,200.